PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

7.    PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deductible input VAT	606,520	636,923	99,947
Prepaid rental and deposits	241,718	234,885	36,859
Prepayments for materials and advertising fees	19,677	79,332	12,449
Interest receivables	5,975	4,360	684
Others	61,607	88,507	13,889

	935,497	1,044,007	163,828